UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
 (Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2015

Date of reporting period: August 31, 2015

Item 1. Schedule of Investments

WeatherStorm Forensic Accounting Long-Short ETF
August 31, 2015 (Unaudited)

Description	Shares	Fair Value

SCHEDULE OF INVESTMENTS
COMMON STOCK — 128.0%
Consumer Discretionary — 18.6%
Bed Bath & Beyond *	1,468	$91,177
Best Buy	3,368	123,740
Carnival PLC (A)	2,138	105,254
Coach (A)	3,588	108,537
Comcast, Cl A (A)	1,789	100,774
Darden Restaurants (A)	1,496	101,743
Ford Motor (A)	7,596	105,356
Gap (A)	3,038	99,677
General Motors (A)	3,520	103,629
Kohl's (A)	1,767	90,170
Liberty Interactive QVC Group, Cl A (A) *	3,835	103,699
Macy's	1,563	91,607
MGM Resorts International (A) *	6,078	124,173
News, Cl A	7,378	100,562
Omnicom Group (A)	1,522	101,944
PVH (A)	967	115,054
Staples (A)	7,836	111,350
Target	1,363	105,919
Whirlpool (A)	620	104,222
		1,988,587
Consumer Staples — 9.6%
Archer-Daniels-Midland	2,317	104,242
Bunge	1,244	90,128
Coca-Cola Enterprises (A)	2,437	125,481
ConAgra Foods (A)	2,503	104,325
Kroger (A)	2,850	98,325
Molson Coors Brewing, Cl B (A)	1,561	106,289
PepsiCo (A)	1,136	105,568
Tyson Foods, Cl A (A)	2,548	107,729
Wal-Mart Stores (A)	1,527	98,843
Whole Foods Market	2,723	89,205
		1,030,135
Energy — 10.3%
Apache	2,425	109,707
Cameron International (A) *	2,205	147,206
Chevron (A)	1,206	97,674
ConocoPhillips	2,099	103,166
Devon Energy	2,214	94,449
Hess (A)	1,869	111,112
Marathon Oil	5,106	88,283
National Oilwell Varco (A)	718	30,393
Noble Energy	3,091	103,270
Occidental Petroleum (A)	1,598	116,670
Valero Energy (A)	1,664	98,742
		1,100,672
Financials — 19.1%
ACE (A)	1,027	104,918
Aflac	1,766	103,488
Berkshire Hathaway, Cl B *	774	103,747
Capital One Financial (A)	1,386	107,761
Cincinnati Financial (A)	2,065	108,062
Citigroup (A)	1,862	99,580
Digital Realty Trust ‡(A)	1,690	107,011
Everest Re Group	582	102,321
Hartford Financial Services Group (A)	2,353	108,120
Host Hotels & Resorts ‡	5,541	98,242
MetLife (A)	1,947	97,545

Description	Shares	Fair Value

Morgan Stanley	2,720	$93,704
NASDAQ OMX Group (A)	2,137	109,393
Principal Financial Group (A)	2,007	101,052
Prudential Financial (A)	1,245	100,472
Raymond James Financial	1,828	96,866
Regions Financial	10,352	99,275
Unum Group	2,907	97,501
Voya Financial	2,302	99,170
XL Group, Cl A (A)	2,569	95,798
		2,034,026
Health Care — 18.0%
Abbott Laboratories	1,060	48,007
Aetna (A)	994	113,833
AmerisourceBergen, Cl A	1,005	100,540
Amgen	661	100,326
Anthem	724	102,120
Baxter International	2,904	111,659
Cardinal Health (A)	1,313	108,021
Centene *	1,586	97,888
DaVita HealthCare Partners (A) *	1,377	104,156
Express Scripts Holding *	1,200	100,320
HCA Holdings (A) *	1,177	101,952
Hologic (A) *	2,903	112,666
Johnson & Johnson (A)	1,102	103,566
McKesson	482	95,234
Merck (A)	1,878	101,130
Pfizer (A)	3,191	102,814
Quest Diagnostics (A)	1,490	101,022
UnitedHealth Group (A)	927	107,254
Universal Health Services, Cl B (A)	775	106,283
		1,918,791
Industrials — 12.8%
Boeing	759	99,186
Caterpillar (A)	1,436	109,768
Deere (A)	1,183	96,746
Delta Air Lines (A)	2,478	108,487
Dover (A)	1,706	105,686
Emerson Electric	2,157	102,932
General Dynamics (A)	766	108,795
General Electric (A)	4,246	105,386
L-3 Communications Holdings (A)	906	95,556
Republic Services, Cl A (A)	2,656	108,843
Southwest Airlines (A)	2,881	105,732
United Continental Holdings (A) *	1,910	108,813
Waste Management (A)	2,239	112,084
		1,368,014
Information Technology — 23.1%
Activision Blizzard (A)	4,258	121,907
Amdocs (A)	1,965	112,418
CA (A)	3,802	103,757
Cisco Systems	3,875	100,285
Computer Sciences (A)	1,670	103,523
Corning (A)	5,883	101,246
eBay *	3,904	105,838
EMC (A)	4,267	106,120
Harris (A)	1,349	103,630
Hewlett-Packard (A)	3,548	99,557
Intel (A)	3,856	110,050
Juniper Networks (A)	3,969	102,043
Maxim Integrated Products	3,248	109,360
Micron Technology (A) *	6,033	99,002

WeatherStorm Forensic Accounting Long-Short ETF
August 31, 2015 (Unaudited)

Description	Shares/Number of Rights	Fair Value

Microsoft (A)	2,410	$104,883
NetApp (A)	3,550	113,458
NVIDIA (A)	5,661	127,259
SanDisk (A)	1,788	97,553
Symantec	4,811	98,577
Western Digital (A)	1,429	117,121
Western Union (A)	5,862	108,095
Xerox (A)	9,992	101,619
Xilinx (A)	2,729	114,318
		2,461,619
Materials — 6.9%
Alcoa	11,148	105,349
Dow Chemical (A)	2,378	104,061
Freeport-McMoRan, Cl B (A)	8,895	94,643
International Paper (A)	2,290	98,791
LyondellBasell Industries, Cl A (A)	1,210	103,310
Mosaic	328	13,392
Newmont Mining (A)	6,141	104,827
Nucor (A)	2,563	110,952
		735,325
Telecommunication Services — 5.2%
AT&T (A)	5,398	179,214
CenturyLink (A)	3,900	105,456
Sprint (A) *	31,853	161,176
Verizon Communications (A)	2,374	109,228
		555,074
Utilities — 4.4%
Entergy (A)	1,580	103,221
Exelon (A)	3,537	108,798
FirstEnergy (A)	3,385	108,185
PG&E (A)	897	44,473
Public Service Enterprise Group (A)	2,748	110,607
		475,284

Total Common Stock
(Cost $14,456,502)		13,667,527

RIGHTS — 0.0%

Safeway CVR - Casa Ley (B) *	932	946
Safeway CVR - PDC (B) *	932	45
Total Rights (Cost $–)		991
Total Investments - 128.0%
(Cost $14,456,502)†		$13,668,518

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (28.5)%
Consumer Discretionary — (8.2)%
CarMax*	(1,276)	$(77,836)
Chipotle Mexican Grill, Cl A*	(110)	(78,101)
Hanesbrands	(2,377)	(71,571)
Lennar, Cl A	(1,592)	(81,033)
Netflix*	(758)	(87,193)
Priceline Group*	(69)	(86,156)
Signet Jewelers	(670)	(92,460)
Tesla Motors*	(312)	(77,707)
TripAdvisor*	(982)	(68,642)
Ulta Salon Cosmetics & Fragrance*	(485)	(76,673)
Under Armour, Cl A*	(833)	(79,577)
		(876,949)

Description	Shares	Fair Value

Consumer Staples — (1.5)%
Constellation Brands, Cl A	(688)	$(88,064)
Monster Beverage*	(557)	(77,122)
		(165,186)
Energy — (1.5)%
Cheniere Energy*	(1,348)	(83,778)
Williams	(1,558)	(75,096)
		(158,874)
Financials — (3.1)%
American Tower, Cl A‡	(846)	(77,993)
Charles Schwab	(2,301)	(69,904)
McGraw Hill Financial	(764)	(74,100)
State Street	(504)	(36,248)
TD Ameritrade Holding	(2,155)	(72,106)
		(330,351)
Health Care — (4.8)%
Alexion Pharmaceuticals*	(403)	(69,393)
Alnylam Pharmaceuticals*	(629)	(64,730)
BioMarin Pharmaceutical*	(560)	(72,374)
Illumina*	(371)	(73,313)
Medivation*	(789)	(69,479)
Regeneron Pharmaceuticals*	(149)	(76,512)
Vertex Pharmaceuticals*	(659)	(84,036)
		(509,837)
Industrials — (1.6)%
Stericycle*	(612)	(86,378)
TransDigm Group*	(365)	(83,888)
		(170,266)
Information Technology — (4.7)%
Cognizant Technology Solutions, Cl A*	(1,322)	(83,207)
Facebook, Cl A*	(848)	(75,837)
FleetCor Technologies*	(282)	(42,063)
LinkedIn, Cl A*	(362)	(65,377)
ServiceNow*	(1,014)	(71,954)
SunEdison*	(3,071)	(31,938)
Twitter*	(2,235)	(62,111)
Yahoo!*	(2,131)	(68,703)
		(501,190)
Materials — (2.3)%
Martin Marietta Materials	(508)	(85,243)
PPG Industries	(777)	(74,040)
Vulcan Materials	(889)	(83,228)
		(242,511)
Telecommunication Services — (0.8)%
SBA Communications, Cl A*	(697)	(82,385)

Total Common Stock
(Proceeds $3,190,126)		(3,037,549)

Total Securities Sold Short - (28.5)%
(Proceeds $3,190,126)††		$(3,037,549)

Percentages are based on Net Assets of $10,674,994.

WeatherStorm Forensic Accounting Long-Short ETF
August 31, 2015 (Unaudited)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of this security is held as collateral for securities sold short.
(B)	Expiration date is unavailable.
†	At August 31, 2015, the tax basis cost of the Fund's investments was $14,456,502, and the unrealized appreciation and depreciation were $127,104 and $(915,088), respectively.
††	At August 31, 2015, the tax basis proceeds of the Fund's securities sold short was $(3,190,126), and the unrealized appreciation and depreciation were $176,562 and $(23,985), respectively.

Cl — Class
CVR — Contingent Value Right
PLC — Public Limited Company

The following is a list of the inputs used as of August 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$13,667,527	$—	$—	$13,667,527
Rights	—	—	991	991
Total Investments in Securities	$13,667,527	$—	$991	$13,668,518

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(3,037,549)	$—	$—	$(3,037,549)
Total Securities Sold Short	$(3,037,549)	$—	$—	$(3,037,549)

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

There have been no transfers between Level 1 and Level 2 or Level 3 assets and liabilities.  It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 and Level 3 at the end of the reporting period.

Securities Sold Short —The Fund engages in short selling. To complete a short sale transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would decrease the proceeds of the security sold. Upon entering into a short position, the Fund records the proceeds as a deposit with the prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The liability is subsequently marked to market to reflect changes in the value of securities sold short. The Fund is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms.  Short sales transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Short selling involves the risk of a potentially unlimited increase in the market value of the security sold short, which could result in a potentially unlimited loss for the Fund.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

IDS-QH-001-0600

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 23, 2015

By (Signature and Title)	/s/ James J. Baker Jr.
James J. Baker Jr., Treasurer

Date: October 23, 2015